Content Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Content Assets, Net (Tables) [Line Items]
Schedule of Content Assets	When assets are retired or disposed of, the costs and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:
Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Schedule of Amortization Amount of Content Asset

The following is a schedule, by fiscal years, of amortization amount of content asset as of December 31, 2024:

For the year ending December 31, 2025	$1,566,800
For the year ending December 31, 2026	183,800
Total	$1,730,600

Content Assets [Member]
Content Assets, Net (Tables) [Line Items]
Schedule of Content Assets
	December 31,	December 31,
	2024	2023
Produced contents
- in development and production	$321,600	$-
- released	3,449,400	-
Copyrights	1,691,700	-
	5,462,700	-
Less: accumulated amortization	(3,892,900)	-
Less: accumulated impairment	(3,000)
Total	$1,566,800	$-

Non-current content assets was comprise of the following:

	December 31,	December 31,
	2024	2023
Produced contents	$581,000	$-
Copyrights	313,000	-
	894,000	-
Less: accumulated amortization	(710,200)	-
Total	$183,800	$-